Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

Year(1)	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers	Average Compensation Actually Paid to Non-CEO Named Executive Officers(2)	Value of Initial Fixed $100 Investment Based On:		Net Income	Adjusted EBITDA(3)
					Total Shareholder Return	Peer Group Total Shareholder Return
2022	$6,234,325	$(4,571,474)	$1,905,302,	$(1,519,004)	$42.21	$82.12	$14,731,000	$120,174,000
2021	$6,244,695	$2,332,290	$2,028,857	$798,169	$74.63	$116.62	$(13,266,000)	$103,713,000
2020	$3,626,241	$71,866,945	$1,837,169	$12,730,099	$88.55	$104.12	$(49,397,000)	$87,877,000
(1)
Certara is providing this disclosure pursuant to 17 CFR 229.402(v) for the last three fiscal years, instead of five years, and will provide disclosure for an additional year in each of the two subsequent annual filings in which this disclosure is required.

(2)
As required by 17 CFR 229.402(v)(3), the following tables disclose each of the amounts deducted and added to columns (c) (Compensation Actually Paid to CEO) and (e) (Average Compensation Actually Paid to Non-CEO Named Executive Officers):

Fiscal Year 2020:
Description	CEO	NEOS
Compensation as reported in the summary compensation table	$3,626,241	$1,837,169
Minus
Grant date fair value from summary compensation table	$2,238,677	$1,385,758
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$6,149,449	$7,613,117
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$26,321,151	$2,959,297
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	$4,194,464	—
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$33,834,317	$1,706,275
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$71,886,945	$12,730,099

*
NEOs for fiscal year 2020 are Messrs. M. Andrew Schemick and Leif Pedersen.

For Fiscal Year 2021:
Description	CEO	NEOS*
Compensation as reported in the summary compensation table	$6,244,695	$2,028,857
Minus
Grant date fair value from summary compensation table	$4,999,995	$(1,502,429)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$5,074,995	$1,524,608
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$(3,386,287)	$(1,269,890)
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	—	—
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$(601,118)	$17,022
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$2,332,290	$798,169

*
NEOs for fiscal year 2021 are Messrs. M. Andrew Schemick, Leif Pedersen, Robert Aspbury, Justin Edge, and Craig Rayner.

Fiscal Year 2022
Description	CEO	NEOS*
Compensation as reported in the summary compensation table	$6,234,325,	$1,905,302
Minus
Grant date fair value from summary compensation table	$4,883,430	$(1,309,669)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$2,424,943	$647,159
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$(4,773,902)	$(1,875,780)
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	—	—
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$(3,573,410)	$(886,016)
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$(4,571,474)	$(1,519,004)

*
NEOs for fiscal year 2022 are Messrs. M. Andrew Schemick, Leif Pedersen, Patrick Smith. and Robert Aspbury,

(3)
“For a description of how adjusted EBITDA is calculated, and a reconciliation of adjusted EBITDA to new income, refer to the Section “Key Factors Affecting Our Performance; non-GAAP measures” in Item 7 of our Annual Report on Form 10-K.

The compensation paid to our principal executive officer, Dr. Feehery and NEOs set forth in the table above include the value of equity granted prior to the IPO (under our Equity Incentive Plan) and after the IPO (under our 2020 Incentive Plan). For a description of the type of equity granted under our 2017 Incentive Plan, see “— Narrative Disclosure to Summary Compensation Table and Grants of Plan-Based Awards Table; Pre-IPO Class B Units and Converted Restricted Stock.” For a description of the type of equity granted our 2020 Incentive Plan, see “Narrative Disclosure to Summary Compensation Table and Grants of Plan-Based Awards Table; Post-IPO Equity Awards.”
Prior to the IPO, the Class B Units were valued by EQT on a quarterly basis based on EQT’s internal analysis, leveraging commonly recognized valuation methodologies, but also periodically determined by an independent valuation advisor. For purposes of determining compensation actually paid, we calculated the value of the applicable Class B Units at the end of 2019 based on the fair value attributed to them on that date. We then determined the value of the common stock at the time periods required for the number of shares for which the applicable number of Class B Units were exchanged using the conversion formula used in the exchange of Class B Units for common shares at the time of the IPO.
The vast majority of “compensation actually paid” for our CEO and NEOs in 2020 is based on the material increase in value from the equity awards pre-IPO v. post-IPO, and, for our CEO, the accelerated vesting of his performance-based profits interest units (“PIUs”) at the time of the IPO. Accordingly, the value of compensation actually paid for 2020 is atypical and a direct result of (i) the fact that the pre-IPO was illiquid and therefore represents the accumulated increase of value in the equity over more than one year, (ii) for our CEO, the accelerated vesting of certain PIUs at the time of the IPO, and (iii) the increase in market value of the Company as a result of the IPO process.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	NEOs for fiscal year 2022 are Messrs. M. Andrew Schemick, Leif Pedersen, Patrick Smith. and Robert Aspbury,	NEOs for fiscal year 2021 are Messrs. M. Andrew Schemick, Leif Pedersen, Robert Aspbury, Justin Edge, and Craig Rayner.	NEOs for fiscal year 2020 are Messrs. M. Andrew Schemick and Leif Pedersen.
PEO Total Compensation Amount	$ 6,234,325	$ 6,244,695	$ 3,626,241
PEO Actually Paid Compensation Amount	$ (4,571,474)	2,332,290	71,866,945
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
As required by 17 CFR 229.402(v)(3), the following tables disclose each of the amounts deducted and added to columns (c) (Compensation Actually Paid to CEO) and (e) (Average Compensation Actually Paid to Non-CEO Named Executive Officers):

Fiscal Year 2020:
Description	CEO	NEOS
Compensation as reported in the summary compensation table	$3,626,241	$1,837,169
Minus
Grant date fair value from summary compensation table	$2,238,677	$1,385,758
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$6,149,449	$7,613,117
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$26,321,151	$2,959,297
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	$4,194,464	—
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$33,834,317	$1,706,275
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$71,886,945	$12,730,099

*
NEOs for fiscal year 2020 are Messrs. M. Andrew Schemick and Leif Pedersen.

For Fiscal Year 2021:
Description	CEO	NEOS*
Compensation as reported in the summary compensation table	$6,244,695	$2,028,857
Minus
Grant date fair value from summary compensation table	$4,999,995	$(1,502,429)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$5,074,995	$1,524,608
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$(3,386,287)	$(1,269,890)
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	—	—
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$(601,118)	$17,022
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$2,332,290	$798,169

*
NEOs for fiscal year 2021 are Messrs. M. Andrew Schemick, Leif Pedersen, Robert Aspbury, Justin Edge, and Craig Rayner.

Fiscal Year 2022
Description	CEO	NEOS*
Compensation as reported in the summary compensation table	$6,234,325,	$1,905,302
Minus
Grant date fair value from summary compensation table	$4,883,430	$(1,309,669)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$2,424,943	$647,159
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$(4,773,902)	$(1,875,780)
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	—	—
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$(3,573,410)	$(886,016)
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$(4,571,474)	$(1,519,004)

*
NEOs for fiscal year 2022 are Messrs. M. Andrew Schemick, Leif Pedersen, Patrick Smith. and Robert Aspbury,

Non-PEO NEO Average Total Compensation Amount	$ 1,905,302	2,028,857	1,837,169
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,519,004)	798,169	12,730,099
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
As required by 17 CFR 229.402(v)(3), the following tables disclose each of the amounts deducted and added to columns (c) (Compensation Actually Paid to CEO) and (e) (Average Compensation Actually Paid to Non-CEO Named Executive Officers):

Fiscal Year 2020:
Description	CEO	NEOS
Compensation as reported in the summary compensation table	$3,626,241	$1,837,169
Minus
Grant date fair value from summary compensation table	$2,238,677	$1,385,758
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$6,149,449	$7,613,117
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$26,321,151	$2,959,297
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	$4,194,464	—
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$33,834,317	$1,706,275
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$71,886,945	$12,730,099

*
NEOs for fiscal year 2020 are Messrs. M. Andrew Schemick and Leif Pedersen.

For Fiscal Year 2021:
Description	CEO	NEOS*
Compensation as reported in the summary compensation table	$6,244,695	$2,028,857
Minus
Grant date fair value from summary compensation table	$4,999,995	$(1,502,429)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$5,074,995	$1,524,608
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$(3,386,287)	$(1,269,890)
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	—	—
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$(601,118)	$17,022
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$2,332,290	$798,169

*
NEOs for fiscal year 2021 are Messrs. M. Andrew Schemick, Leif Pedersen, Robert Aspbury, Justin Edge, and Craig Rayner.

Fiscal Year 2022
Description	CEO	NEOS*
Compensation as reported in the summary compensation table	$6,234,325,	$1,905,302
Minus
Grant date fair value from summary compensation table	$4,883,430	$(1,309,669)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$2,424,943	$647,159
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$(4,773,902)	$(1,875,780)
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	—	—
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$(3,573,410)	$(886,016)
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$(4,571,474)	$(1,519,004)

*
NEOs for fiscal year 2022 are Messrs. M. Andrew Schemick, Leif Pedersen, Patrick Smith. and Robert Aspbury,

Compensation Actually Paid vs. Net Income [Text Block]	Relationship Between Compensation Actually Paid and Net Income CEO and NEOs CAP in millions; Net Income in millions
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship Between Compensation Actually Paid and Adjusted EBITDA CEO and NEOs CAP in millions; Adjusted EBITDA in millions
Total Shareholder Return Vs Peer Group [Text Block]	Relationship Between Compensation Actually Paid and Cumulative Stockholder Return: CEO and NEOs CAP in millions; Company TSR and Peer TSR in US dollar per share on return on $100 investment.
Tabular List [Table Text Block]
Financial Performance Measures

The following is a list of financial performance measures that represent the most important financial performance measures (used by the Company to link compensation actually paid to our CEO and NEOs for fiscal year 2022 to company performance:
▪
Revenue

▪
Adjusted EBITDA

▪
Bookings

Total Shareholder Return Amount	$ 42.21	74.63	88.55
Peer Group Total Shareholder Return Amount	82.12	116.62	104.12
Net Income (Loss)	$ 14,731,000	$ (13,266,000)	$ (49,397,000)
Company Selected Measure Amount	120,174,000	103,713,000	87,877,000
PEO Name	William F. Feehery
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(3)
“For a description of how adjusted EBITDA is calculated, and a reconciliation of adjusted EBITDA to new income, refer to the Section “Key Factors Affecting Our Performance; non-GAAP measures” in Item 7 of our Annual Report on Form 10-K.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Bookings
William F. Feehery [Member] | Grant date fair value from summary compensation table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,883,430	$ 4,999,995	$ 2,238,677
William F. Feehery [Member] | Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,424,943	5,074,995	6,149,449
William F. Feehery [Member] | Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,773,902)	(3,386,287)	26,321,151
William F. Feehery [Member] | Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,194,464
William F. Feehery [Member] | Fair value as of the vesting date for any equity awards granted and vested within the respective year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,573,410)	(601,118)	33,834,317
Non-PEO NEO [Member] | Grant date fair value from summary compensation table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,309,669)	(1,502,429)	1,385,758
Non-PEO NEO [Member] | Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	647,159	1,524,608	7,613,117
Non-PEO NEO [Member] | Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,875,780)	(1,269,890)	2,959,297
Non-PEO NEO [Member] | Fair value as of the vesting date for any equity awards granted and vested within the respective year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (886,016)	$ 17,022	$ 1,706,275